LOANS, NET, Direct Loans, Net (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Direct loans [Abstract]
Loans		S/ 118,396,820	S/ 115,170,158
Credit cards		6,223,711	7,112,268
Leasing receivables		5,260,182	5,735,973
Discounted notes		3,391,576	3,170,887
Factoring receivables		3,243,531	3,431,323
Advances and overdrafts in current account		132,231	321,962
Refinanced loans		2,241,062	2,407,516
Total direct loans		138,889,113	137,350,087
Internal overdue loans and under legal collection loans		5,430,132	6,133,167
Direct loans including internal overdue loans and under legal collection loans		144,319,245	143,483,254
Add (less) [Abstract]
Accrued interest		1,413,028	1,492,797
Total direct loans		145,732,273	144,976,051
Allowance for loan losses	[1]	(7,994,977)	(8,277,916)
Total loans, net		137,737,296	136,698,135
Consumer Loans [Member]
Add (less) [Abstract]
Allowance for loan losses		(2,048,516)	(2,034,615)
Reactiva Peru Program [Member]
Direct Loans, Net [Abstract]
Credits granted		877,300	2,877,200
Fae Mype1 [Member]
Direct Loans, Net [Abstract]
Credits granted		3,500	3,600
Fae Mype2 [Member]
Direct Loans, Net [Abstract]
Credits granted		S/ 2,100	S/ 10,100

[1]	As of December 31, 2024, and 2023, the allowance for loan losses for direct loans, indirect loans and due from customers on banker’s acceptances, was determined under the expected credit loss model as established in IFRS 9. The movement in the allowance for loan losses is shown below for direct loans and indirect loans and due from customers on banker’s acceptances: